DEFINED CONTRIBUTION PENSION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DEFINED CONTRIBUTION PENSION
Schedule of pension cost

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$26	$24	$53	$48
Selling, general and administrative	13	9	27	17
Total pension cost	$39	$33	$80	$65

	For the Years End December 31,
	2021	2020
Research and development	$98	$83
Selling, general and administrative	42	31
Total pension cost	$140	$114